Income Taxes (Details) ¥ in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 01, 2008	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023	Dec. 31, 2023 CNY (¥)	Dec. 31, 2018	Jun. 30, 2024 HKD ($)	Dec. 31, 2022 CNY (¥)
Income Taxes [Line Items]
Unified tax rate	25.00%
Subject to tax rate	15.00%
Preferential income tax rate	15.00%			5.00%
Annual taxable income (in Yuan Renminbi)		¥ 1,000
Taxable income				25.00%
Enterprises income tax rate				20.00%
Valuation allowance (in Yuan Renminbi)				¥ 403,682			¥ 451,375
Percentage of income tax				50.00%
Underpayment of tax liability (in Yuan Renminbi)				¥ 100
Caishui [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)		¥ 1,000
Ministry of Finance and State Taxation Administration [Member]
Income Taxes [Line Items]
Percentage of preferential income tax rate				5.00%
Taxable income (in Yuan Renminbi)				¥ 1,000
Minimum [Member]
Income Taxes [Line Items]
Preferential income tax rate		2.50%
Maximum [Member]
Income Taxes [Line Items]
Taxable income		12.50%
Enterprises income tax rate		20.00%
U.S. [Member]
Income Taxes [Line Items]
Income tax rate					21.00%
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate		8.25%
Income taxes profits earned (in Dollars) | $						$ 2,000
Existing tax rate		16.50%
Singapore [Member]
Income Taxes [Line Items]
Income tax rate		17.00%	17.00%
People's Republic of China [Member]
Income Taxes [Line Items]
Income tax rate				25.00%
Percentage of preferential income tax rate				15.00%
Annual taxable income (in Yuan Renminbi)		¥ 3,000
Total assets (in Yuan Renminbi)				¥ 50,000
Taxable income		25.00%
Enterprises income tax rate		20.00%
Net operating loss (in Yuan Renminbi)				1,527,691			¥ 1,691,612
Non-resident for PRC tax purpose		If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.
People's Republic of China [Member] | Caishui [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)				¥ 3,000
People's Republic of China [Member] | Ministry of Finance and State Taxation Administration [Member]
Income Taxes [Line Items]
Preferential income tax rate		5.00%